Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2014	2013	2012
Domestic operations	$(97,563)	$(2,054)	$29,894
Foreign operations	(58,720)	241,422	300,314
Total	$(156,283)	$239,368	$330,208

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2014	2013	2012
Current:
Federal	$--	$(7,525)	$8,495
State	--	11	698
Foreign	27,046	51,962	61,261
Total	$27,046	$44,448	$70,454

Deferred:
Federal	$(6,332)	$6,787	$4,262
State	(1,062)	--	--
Foreign	11,727	4,820	9,550
Total	$4,333	$11,607	$13,812

Total Provision	$31,379	$56,055	$84,266

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014			2013		2012
Federal tax expense (benefit) at statutory rates	$(54,699)	35.0%		$83,778	35.0%	$115,571	35.0%
Effect of foreign income tax, net	(10,599)	6.8%		(27,051)	(11.3% )	(31,200)	(9.4% )
Goodwill impairment	19,798	(12.7%	)	--	--	--	--
Valuation allowance	51,369	(32.9%	)	--	--	--	--
Tax on future remitted earnings	26,077	(16.7%	)	--	--	--	--
Other nondeductible expenses	--	--		(482)	(0.2% )	(492)	(0.2% )
State tax expense, net of federal benefits	(1,062)	0.7		11	0.0%	698	0.2%
Domestic manufacturing deduction	--	----		(92)	0.0%	(80)	0.0%
Uncertain tax positions adjustments, net	29	0.0%		17	0.0%	17	0.0%
Other, net	466	(0.3%	)	(125)	(0.1% )	(248)	(0.1% )
Net income tax provision	$31,379	(20.1%	)	$56,056	23.4%	$84,266	25.5%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
Deferred tax assets:
Allowance for doubtful accounts	$1,347	$572
Allowance for inventory reserves	12	15
Employee benefits	2,074	667
Deductible goodwill and other intangibles	45,858	6,977
Other reserves	4,329	3,384
Depreciation	--	683
Deferred revenue $1,152	4,491	5,251
Net operating loss $1,152	5,540	---
Other	2,466	834
Deferred tax asset	66,117	18,383
Valuation allowance	(49,523)	---
Deferred tax asset	$16,594	$18,383
Deferred tax liabilities:
Depreciation	$(60,558)	$(78,518)
Intangibles	--	(6,032)
Accrued liabilities	--	(3,161)
Investment	(26,044)	--
Other	--	(2,650)
Deferred tax liability	(86,602)	(90,361)
Net deferred tax liability	$(70,008)	$(71,978)

Schedule of Deferred Tax Reclassifications [Table Text Block]
	2014	2013

Current deferred tax asset	$4,620	$306
Current deferred tax liability	(21,452)	--
Long-term deferred tax asset	2,324	--
Long-term deferred tax liability	(55,500)	(72,284)
Net deferred tax liability	$(70,008)	$(71,978)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2014	2013	2012
Balance as of January 1	$679	$679	$679
Additions for tax positions of prior years	--	--	--
Reductions for tax positions of prior years	--	--	--
Lapse of the applicable statute of limitations	--	--	--
Balance as of December 31	$679	$679	$679